OTHER LIABILITIES	12 Months Ended
Dec. 31, 2018
OTHER LIABILITIES
OTHER LIABILITIES

15. OTHER LIABILITIES

Other liabilities consist of the following:

	As at	As at
	December 31,	December 31,
	2018	2017
Long-term portion of finance lease obligations (Note 13(A))	$—	$1,915
Pension benefit obligations	32,881	33,542
Other	9,738	4,872
Total other liabilities	$42,619	$40,329

Pension Benefit Obligations

The Company provides the Executives Plan for certain current and former senior officers and the Retirement Program for eligible employees, which are both considered defined benefit plans under IAS 19 - Employee Benefits. The funded status of the plans are based on actuarial valuations performed as at December 31, 2018. The plans operate under similar regulatory frameworks and generally face similar risks.

The Executives Plan pension formula is based on final average earnings in excess of the amounts payable from the registered plan. Assets for the Executives Plan consist of deposits on hand with regulatory authorities that are refundable when benefit payments are made or on the ultimate wind-up of the plan.

The Company provides a defined benefit retirement program for certain eligible employees that provides a lump-sum payment upon retirement. The payment is based on age and length of service at retirement. An eligible employee is entitled to a benefit if they have completed at least 10 years of service as a permanent employee and are 57 years of age or older. The Retirement Program is not funded.

The funded status of the Company's defined benefit obligations relating to the Company’s Executives Plan and Retirement Program for 2018 and 2017, is as follows:

	Year Ended December 31,
	2018	2017
Reconciliation of plan assets:
Plan assets, beginning of year	$2,457	$2,192
Employer contributions	1,037	303
Benefit payments	(819)	(90)
Administrative expenses	(109)	(106)
Interest on assets	79	87
Net return on assets excluding interest	(79)	(87)
Effect of exchange rate changes	(203)	158
Plan assets, end of year	2,363	2,457

Reconciliation of defined benefit obligation:
Defined benefit obligation, beginning of year	24,243	11,867
Current service cost	975	493
Past service cost	—	8,754
Benefit payments	(819)	(90)
Interest cost	758	544
Actuarial (gains) losses arising from changes in economic assumptions	(1,188)	1,035
Actuarial losses arising from changes in demographic assumptions	1,277	—
Actuarial (gains) losses arising from Plan experience	(226)	421
Effect of exchange rate changes	(1,988)	1,219
Defined benefit obligation, end of year	23,032	24,243
Net defined benefit liability, end of year	$20,669	$21,786

The components of Agnico Eagle’s pension expense recognized in net income (loss) relating to the Executives Plan and the Retirement Program are as follows:

	Year Ended December 31,
	2018	2017
Current service cost	$975	$493
Past service cost	—	8,754
Administrative expenses	109	106
Interest cost on defined benefit obligation	758	544
Interest on assets	(79)	(87)
Pension expense	$1,763	$9,810

The remeasurements of the net defined benefit liability recognized in other comprehensive income (loss) relating to the Company's Executives Plan and the Retirement Program are as follows:

	Year Ended December 31,
	2018	2017
Actuarial (gains) losses relating to the defined benefit obligation	(137)	1,456
Net return on assets excluding interest	79	87
Total remeasurements of the net defined benefit liability	$(58)	$1,543

In 2019, the Company expects to make contributions of $1.4 million and benefit payments of $1.3 million, in aggregate, related to the Executives Plan and the Retirement Program. The weighted average duration of the Company’s defined benefit obligation is 5.8 years at December 31, 2018 (2017 – 6.4 years).

The following table sets out significant assumptions used in measuring the Company’s Executives Plan defined benefit obligations:

	As at December 31,
	2018	2017
Assumptions:
Discount rate - beginning of year	3.3%	3.8%
Discount rate - end of year	3.8%	3.3%

The following table sets out significant assumptions used in measuring the Company's Retirement Program defined benefit obligations:

	As at December 31,
	2018	2017
Assumptions:
Discount rate - beginning of year	3.0%	3.3%
Discount rate - end of year	3.5%	3.0%
Range of mine closure dates	2019-2032	2018-2034
Termination of employment per annum	0.53% - 2.58%	0.65% - 10.0%

Other significant actuarial assumptions used in measuring the Company's Retirement Program defined benefit obligations as at December 31, 2018 and December 31, 2017 include assumptions of the expected retirement age of participants.

The following table sets out the effect of changes in significant actuarial assumptions on the Company's Executives Plan and Retirement Program defined benefit obligations:

As at
December 31,
2018
Change in assumption:
0.5% increase in discount rate	(1,039)
0.5% decrease in discount rate	1,129

The summary of the effect of changes in significant actuarial assumptions was prepared using the same methods and actuarial assumptions as those used for the calculation of the Company's defined benefit obligation related to the Executives Plan and the Retirement Program as at the end of the fiscal year, except for the change in the single actuarial assumption being evaluated. The modification of several actuarial assumptions at the same time could lead to different results.

Other Plans

In addition to its defined benefit pension plans, the Company maintains the Basic Plan and the Supplemental Plan. Under the Basic Plan, Agnico Eagle contributes 5.0% of certain employees’ base employment compensation to a defined contribution plan. In 2018, $12.6 million (2017 - $10.6 million) was contributed to the Basic Plan, $0.2 million of which related to contributions for key management personnel (2017 - $0.2 million). The Company also maintains the Supplemental Plan for designated executives at the level of Vice‑President or above. The Supplemental Plan is funded by the Company through notional contributions equal to 10.0% of the designated executive’s earnings for the year (including salary and short-term bonus). In 2018, the Company made $1.6 million (2017 - $1.4 million) in notional contributions to the Supplemental Plan, $1.0 million (2017 - $1.0 million) of which related to contributions for key management personnel. The Company’s liability related to the Supplemental Plan is $8.8 million at December 31, 2018 (2017 - $8.2 million). At retirement date, the notional account balance is converted to a pension payable in five annual installments.